Summary Of Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended						9 Months Ended	1 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2014	Dec. 31, 2014
Significant Accounting Policies [Line Items]
Traditional life products, life reserve interest assumptions range, minimum	2.30%
Traditional life products, life reserve interest assumptions range, maximum	6.00%
Fair value of equity securities, percentage below average cost at the end of quarter to be considered other-than-temporarily impaired	20.00%
Acquisition cost capitalized	$ 16,906	[1]	$ 17,321	[1]	$ 18,078	[1]
Change in income from operation before income taxes					4,820
DAC, DSI, and VOBA amortization					76
Change in Accounting Method Accounted for as Change in Estimate
Significant Accounting Policies [Line Items]
Change in valuation reserves for DAC, DSI, and VOBA					1,583
annuity policies issued prior to 2010
Significant Accounting Policies [Line Items]
Change in income from operation before income taxes							(8,820)
annuity policies issued after 2010
Significant Accounting Policies [Line Items]
Change in income from operation before income taxes								(669)
Previous Policy
Significant Accounting Policies [Line Items]
Acquisition cost capitalized					$ 20,123
Guaranteed Minimum Death Benefit and Guaranteed Minimum Income Benefit
Significant Accounting Policies [Line Items]
Stochastically generated investment performance scenarios	100		100				100	100
Mean investment performance assumption	6.50%		6.50%				6.50%	6.50%
Volatility assumption	13.40%		13.40%				13.40%	13.40%
Mortality assumption	90.0% of the Annuity		93.3% of the Annuity
Lapse rates, spike rates	40.00%		40.00%				40.00%	40.00%
Lapse rates, ultimate rate	15.00%		15.00%				15.00%	15.00%
Description of discount rates	Discount rates vary by contract type and are equal to an assumed long-term investment return (6.5%), less the applicable mortality and expense rate.		Discount rates vary by contract type and are equal to an assumed long-term investment return (6.5%), less the applicable mortality and expense rate.
Guaranteed Minimum Accumulation And Withdrawal Benefit
Significant Accounting Policies [Line Items]
Stochastically generated investment performance scenarios	1,000		1,000				1,000	1,000
Mortality assumption	90.0% of the Annuity		93.3% of the Annuity
Lapse rates, spike rates	40.00%		40.00%				40.00%	40.00%
Lapse rates, ultimate rate	15.00%		15.00%				15.00%	15.00%
Volatility assumption period	4 years		4 years
Other Products
Significant Accounting Policies [Line Items]
Mortality assumption	50.0% of the 1994 MGDB Mortality		50.0% of the 1994 MGDB Mortality

[1]	Reflects prospective adoption of new acquisition cost guidance, in 2012. See note 2 for adoption impact.